Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefit Plans [Line Items]
Profit Sharing and Retirement Savings Plan, plan expense	$ 110.1	$ 71.7	$ 77.7
Unfunded obligation	14.1	9.9
Benefit (expense) associated with early retiree medical plan	$ 0.6	$ 0.6	$ 1.9
Discount rate used to calculate expenses	3.80%	4.60%	3.70%
Health care cost trend rate	6.50%	6.60%	6.60%
Year that trend rate is projected to reach ultimate rate	2027
December 31, 2027 [Member]
Employee Benefit Plans [Line Items]
Health care cost trend rate	4.50%